Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of General And Administrative Expense [abstract]
Personnel expenses	€ 25,751	€ 19,101		€ 19,742
Fees	10,883	12,718		10,347
Rental	43	911		584
Insurance policies	2,720	1,930		1,367
Corporate communication and travel expenses	972	1,576		1,599
Depreciation and amortization	516	1,720		422
Others	3,515	3,442		1,776
Total general and administrative expenses	€ 44,401	€ 41,399	[1]	€ 35,837	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.